Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2012
Preferred Shares

Preferred Shares consisted of the following at December 31, 2011:

	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Redemption Value	Carrying Value	Ordinary Shares Issuable upon Conversion
Series A preferred shares	8,908,904	8,908,904	$40,001	$44,626	9,502,830
Series B preferred shares	6,150,095	6,150,095	19,004	18,432	4,100,063
Series C preferred shares	19,575,735	19,575,735	68,515	67,781	13,050,490

	34,634,734	34,634,734	$127,520	$130,839	26,653,383